Discontinued operations - Consideration (Details) - TRY (₺) ₺ in Thousands	Sep. 09, 2024	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Deferred payment		₺ 677,553
Lifecell LLC, Global LLC, and Ukrtower
Discontinued operations
Cash received	₺ 17,777,962
Deferred payment	677,553
Total disposal consideration	18,455,515
Carrying amount of net assets sold	(15,194,636)		₺ (15,561,280)
Reclassification of foreign currency translation reserve on disposal of operation	5,560,313
Gain on sale of disposal of subsidiaries	₺ 8,821,192